Borrowings and lease liabilities - Schedule of borrowings (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of borrowing costs [Abstract]
Opening balance	$ 1,983	$ 1,909	$ 1,909
Proceeds from borrowings	8	202	266
Repayment of borrowings	(74)	(96)	(184)
Finance costs paid on borrowings	(49)	(43)	(89)
Interest charged to the income statement	51	48	97
Deferred loan fees	(2)	(9)	(8)
Translation	(4)	(6)	(8)
Closing balance	1,913	2,005	1,983
Borrowings
Non-current	1,896	1,953	1,965
Current	17	52	18
Finance costs paid on borrowings	49	43	89
Capitalised finance cost	0	(1)	(2)
Commitment fees, environmental guarantees fees and other	7	7	12
Total finance costs paid	$ 56	$ 49	$ 99